Equity	12 Months Ended
Dec. 31, 2024
Disclosure of equity [abstract]
Equity
18. Equity
The following table shows the movement in the share capital:
(USD millions)	Jan 1, 2022	Movement in year	Dec 31, 2022	Movement in year	Dec 31, 2023	Movement in year	Dec 31, 2024

Share capital [1]	901	-11	890	-65	825	-32	793

Treasury shares	-48	-44	-92	51	-41	-12	-53

Outstanding share capital	853	-55	798	-14	784	-44	740

 1  At December 31, 2024 and 2023, the Novartis AG share capital consists of registered shares with a nominal value of CHF 0.49 each. Prior to the 2023 capital decrease (see Note 18.6), Novartis AG share capital at December 31, 2022 consisted of registered shares with a nominal value of CHF 0.50 each. No authorized and conditional capital exists.

The following table shows the movement in shares:
		2024			2023			2022

Number of outstanding shares (in millions)	Note	Total Novartis shares	Total treasury shares[1]	Total outstanding shares	Total Novartis shares	Total treasury shares[1]	Total outstanding shares	Total Novartis shares	Total treasury shares[1]	Total outstanding shares

Balance at beginning of year		2 277.5	-233.5	2 044.0	2 403.7	-284.1	2 119.6	2 434.4	-199.5	2 234.9

Shares canceled for capital reduction [2]		-87.5	87.5		-126.2	126.2		-30.7	30.7

Shares acquired to be canceled [3]			-77.5	-77.5		-87.5	-87.5		-126.2	-126.2

Other share purchases [4]			-1.2	-1.2		-1.6	-1.6		-1.4	-1.4

Exercise of options and employee transactions [5]	18.8					2.8	2.8		1.9	1.9

Equity-based compensation plans [5]			9.7	9.7		10.4	10.4		10.4	10.4

Shares delivered to Alcon employees									0.0	0.0

Shares delivered to Sandoz employees			0.1	0.1		0.3	0.3

Total movements		-87.5	18.6	-68.9	-126.2	50.6	-75.6	-30.7	-84.6	-115.3

Balance at end of year		2 190.0	-214.9	1 975.1	2 277.5	-233.5	2 044.0	2 403.7	-284.1	2 119.6

[1] Approximately 86.0 million treasury shares (2023: 93.8 million; 2022: 99.0 million) are held in Novartis entities that restrict their availability for use.
[2] Novartis reduced its share capital by canceling shares that were repurchased on the SIX Swiss Exchange second trading line during previous years.
[3] Shares repurchased on the SIX Swiss Exchange second trading line under the CHF 10 billion share buyback authority approved at the 2021 Annual General Meeting (AGM), the additional CHF 10 billion authority approved at the 2022 AGM and the additional CHF 10 billion authority approved at the 2023 AGM. Since March 20, 2024, the share repurchases are executed under the authority approved at the 2023 AGM as all earlier authorizations are fully exhausted.

[4] Shares acquired from employees, which were previously granted to them under the respective equity-based compensation plans
[5] Shares delivered as a result of options being exercised and physical share deliveries related to equity-based compensation plans
18.1) The amount available for distribution as a dividend to shareholders is based on the available distributable retained earnings of Novartis AG determined in accordance with the legal provisions of the Swiss Code of Obligations.
	2024	2023	2022

Dividend per share (in CHF)	3.30	3.20	3.10

Total dividend payment (in USD billion)	7.6	7.3	7.5

18.2) Treasury shares are initially recorded at fair value on their trade date, which is different from the settlement date, when the transaction is ultimately effected. Treasury shares are deducted from consolidated equity at their nominal per share value. Differences between the nominal amount and the transaction price on purchases or sales of treasury shares with third parties, or the value of services received for the shares allocated to employees as part of share-based compensation arrangements, are recorded in “Retained earnings” in the consolidated statement of changes in equity.
The following table summarizes the treasury shares movements:
		2024		2023		2022

	Note	Number of outstanding shares (in millions)	Equity impact USD m	Number of outstanding shares (in millions)	Equity impact USD m	Number of outstanding shares (in millions)	Equity impact USD m

Shares acquired to be canceled [1]		-77.5	-8 316	-87.5	-8 369	-126.2	-10 787

Other share purchases [2]		-1.2	-134	-1.6	-148	-1.4	-123

Purchase of treasury shares		-78.7	-8 450	-89.1	-8 517	-127.6	-10 910

Exercise of options and employee transactions [3]	18.8			2.8	146	1.9	88

Equity-based compensation plans [4]		9.7	1 060	10.4	904	10.4	854

Shares delivered to Alcon employees						0.0	5

Shares delivered to Sandoz employees		0.1	12	0.3	30

Total		-68.9	-7 378	-75.6	-7 437	-115.3	-9 963

[1] Shares repurchased on the SIX Swiss Exchange second trading line under the CHF 10 billion share buyback authority approved at the 2021 Annual General Meeting (AGM), the additional CHF 10 billion authority approved at the 2022 AGM and the additional CHF 10 billion authority approved at the 2023 AGM. Since March 20, 2024, the share repurchases are executed under the authority approved at the 2023 AGM as all earlier authorizations are fully exhausted.

[2] Shares acquired from employees, which were previously granted to them under the respective equity-based compensation plans
[3] Shares delivered as a result of options being exercised related to equity-based compensation plans and the delivery of treasury shares. The average share price of the shares delivered was significantly below market price, reflecting the strike price of the options exercised.

[4] Equity-settled share-based compensation is expensed in the consolidated income statement in accordance with the vesting period of the equity-based compensation plans. The value for the shares and options granted is credited to consolidated equity over the respective vesting period. In addition, tax benefits arising from tax-deductible amounts exceeding the expense recognized in the income statement are credited to equity.

18.3) Changes in non-controlling interests represent the impact on the non-controlling interest of transactions with minority shareholders, such as change in ownership percentage, dividend payments and other equity transactions.
18.4) Other movements include, for subsidiaries in hyperinflationary economies, the impact of the application of IAS Standards 29 “Financial reporting in Hyperinflationary Economies.” See Note 28 for additional disclosures.
18.5) Transaction costs in 2023 of USD 214 million, net of tax of USD 29 million, that were directly attributable to the Distribution (spin-off) of the Sandoz business to Novartis AG shareholders and that would otherwise have been avoided, were recorded as a deduction from equity (retained earnings). See Note 1.
18.6) In 2023, in connection with the Distribution (spin-off) of the Sandoz business, Novartis AG shareholders approved at the EGM held on September 15, 2023, a decrease in Novartis AG share capital in the amount of CHF 22.8 million (USD 17.1 million). The capital decrease resulted in a reduction of the nominal value of the Novartis AG shares by CHF 0.01 from CHF 0.50 per share to CHF 0.49 per share.
18.7) In December 2021, Novartis entered into an irrevocable, non-discretionary arrangement with a bank to repurchase Novartis shares on the second trading line under its up-to USD 15.0 billion share buyback. The arrangement was updated in July 2022, December 2022, and May 2023, and concluded in June 2023. Novartis was able to cancel this arrangement at any time but could have been subject to a 90-day waiting period. As of December 31, 2022, these waiting period conditions were not applicable and as a result, there was no requirement to record a liability under this arrangement as of December 31, 2022.
In June 2023, Novartis entered into an irrevocable, non-discretionary arrangement with a bank to repurchase 11.7 million Novartis shares on the second trading line, which concluded in July 2023.
In July 2023, Novartis entered into a new irrevocable, non-discretionary arrangement with a bank to repurchase Novartis shares on the second trading line under its new up-to USD 15.0 billion share buyback. In June 2024, Novartis amended the arrangement to include the repurchase of an additional 8.7 million Novartis shares on the second trading line to mitigate the impact of share deliveries under the equity-based compensation plans for employees. These additional repurchases concluded in October 2024. Novartis was able to cancel this arrangement at any time but could have been subject to a 90-day waiting period. As of December 31, 2024 and 2023, these waiting period conditions were not applicable and as a result, there was no requirement to record a liability under this arrangement as of December 31, 2024 and 2023.
18.8) At December 31, 2022, the market maker held 3 million written call options, originally issued as part of the share-based compensation for employees, that have not yet been exercised. The weighted average exercise price of these options at December 31, 2022, was USD 66.07 and they had contractual lives of 10 years, with remaining lives less than one year. In the first quarter of 2023, the market maker exercised 3 million written call options and as a result there were no written call options outstanding at December 31, 2023, and December 31, 2024.